Payden Corporate Bond Fund

Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (3%
)
2,300,000 Benefit Street Partners CLO XVII Ltd. 2019-
17A 144A, ( 3 mo. LIBOR USD + 1.080%),
1.32%, 7/15/32 (a)(b) $ 2,302
1,400,000 CIFC Funding Ltd. 2021-4A 144A, (3 mo.
LIBOR USD + 2.900%), 3.14%, 7/15/33 (a)(b) 1,404
893,250 Domino's Pizza Master Issuer LLC 2021-1A
144A, 2.66%, 4/25/51 (a) 886
2,000,000 HERA Commercial Mortgage Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 1.950%), 2.05%,
2/18/38 (a)(b) 1,988
1,900,000 Planet Fitness Master Issuer LLC 2022-1A 144A,
3.25%, 12/05/51 (a) 1,899
1,643,333 Textainer Marine Containers Ltd. 2021-3A
144A, 1.94%, 8/20/46 (a) 1,587
1,521,188 Zaxby's Funding LLC 2021-1A, 144A, 3.24%,
7/30/51 (a) 1,515
Total Asset Backed (Cost - $11,658)
11,581
Bank Loans(c) (1%
)
1,000,000 Air Canada Term Loan B 1L, (LIBOR USD
6-Month + 3.500%), 4.25%, 8/11/28  1,005
1,001,938 DIRECTV Financing LLC Term Loan 1L,
(LIBOR USD 3-Month + 5.000%), 5.75%,
8/02/27  1,004
650,000 Southwestern Energy Co. Term Loan B 1L,
(LIBOR USD 1-Month + 1.500%), 3.00%,
6/22/27 652
Total Bank Loans (Cost - $2,630)
2,661
Corporate Bond (94%
)
Automotive  (6%)
1,285,000 Daimler Trucks Finance North America LLC
144A, 2.38%, 12/14/28 (a) 1,252
3,250,000 Ford Motor Credit Co. LLC , 2.30%, 2/10/25  3,194
1,800,000 Ford Motor Credit Co. LLC , 2.90%, 2/16/28  1,717
1,020,000 Ford Motor Credit Co. LLC , 2.98%, 8/03/22  1,024
1,025,000 Ford Motor Credit Co. LLC , 3.09%, 1/09/23  1,029
600,000 Ford Motor Credit Co. LLC , 3.10%, 5/04/23  606
400,000 Ford Motor Credit Co. LLC , 3.81%, 1/09/24  405
1,200,000 General Motors Co. , 6.75%, 4/01/46  1,625
1,700,000 Hyundai Capital America 144A, 1.80%,
10/15/25 (a) 1,664
1,755,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (a) 1,661
950,000 Kia Corp. 144A, 1.75%, 10/16/26 (a) 925
3,275,000 Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (a) 3,465
2,300,000 Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (a) 2,494
1,150,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (a) 1,090
1,705,000 Volkswagen Group of America Finance LLC
144A, 4.25%, 11/13/23 (a) 1,781
1,815,000 ZF North America Capital Inc. 144A, 4.75%,
4/29/25 (a) 1,872
25,804
Banking  (12%)
2,325,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.010%), 1.20%, 10/24/26 (b) 2,236
1,800,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.870%), 2.46%, 10/22/25 (b) 1,817
3,085,000 Bank of America Corp. N, (U.S. Secured
Overnight Financing Rate + 1.220%), 2.65%,
3/11/32 (b) 3,018
Principal
or Shares Security Description
Value
(000)
1,550,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.560%), 2.97%, 7/21/52 (b) $ 1,445
1,600,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.970%), 3.46%, 3/15/25 (b) 1,651
975,000 Bank of America Corp. , (3 mo. LIBOR USD +
1.060%), 3.56%, 4/23/27 (b) 1,021
2,100,000 Bank of America Corp. , 4.00%, 1/22/25  2,212
2,600,000 Bank of Montreal , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.400%),
3.09%, 1/10/37 (b) 2,563
2,030,000 Banque Federative du Credit Mutuel SA 144A,
1.60%, 10/04/26 (a) 1,972
1,150,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.050%),
2.28%, 11/24/27 (b) 1,127
1,400,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.714%), 2.85%, 5/07/26 (b) 1,416
1,550,000 BBVA Bancomer SA 144A, 1.88%, 9/18/25 (a) 1,514
1,725,000 BPCE SA 144A, (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.900%),
3.65%, 1/14/37 (a)(b) 1,706
1,030,000 First Midwest Bancorp Inc. , 5.88%, 9/29/26  1,173
1,300,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.248%), 2.38%,
7/21/32 (b) 1,232
2,300,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  2,256
2,750,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.264%), 2.65%,
10/21/32 (b) 2,681
1,650,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (b) 1,661
1,115,000 Goldman Sachs Group Inc. , 3.50%, 4/01/25  1,159
775,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.600%), 4.20%, 6/01/32 (a)(b) 743
2,050,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.180%), 2.55%, 11/08/32 (b) 1,989
915,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 2.460%), 3.11%, 4/22/41 (b) 892
910,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 2.440%), 3.11%, 4/22/51 (b) 878
1,025,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.372%), 3.76%, 11/28/28 (a)(b) 1,079
1,300,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.858%), 1.51%, 7/20/27 (b) 1,248
910,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.990%), 2.19%, 4/28/26 (b) 909
2,000,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.152%), 2.72%, 7/22/25 (b) 2,031
830,000 Morgan Stanley , 5.00%, 11/24/25  910
2,400,000 National Australia Bank Ltd. 144A, 2.99%,
5/21/31 (a) 2,333
1,600,000 Natwest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.550%), 3.07%, 5/22/28 (b) 1,630
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  461
735,000 Sumitomo Mitsui Financial Group Inc. , 2.45%,
9/27/24  747
2,450,000 UBS Group AG 144A, (3 mo. LIBOR USD +
1.468%), 3.13%, 8/13/30 (a)(b) 2,477
1,000,000 Wachovia Corp. , 5.50%, 8/01/35  1,219
53,406

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Basic Industry  (6%)
1,425,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65%, 10/29/24  $ 1,401
1,120,000 Aviation Capital Group LLC 144A, 3.88%,
5/01/23 (a) 1,146
935,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 965
1,725,000 Berry Global Inc. 144A, 4.88%, 7/15/26 (a) 1,768
4,065,000 Boeing Co. , 2.20%, 2/04/26  3,999
1,250,000 DAE Funding LLC 144A, 1.55%, 8/01/24 (a) 1,219
1,506,000 Element Solutions Inc. 144A, 3.88%, 9/01/28 (a) 1,448
2,225,000 Equate Petrochemical BV 144A, 2.63%,
4/28/28 (a) 2,180
585,000 FMG Resources August 2006 Pty Ltd. 144A,
4.50%, 9/15/27 (a) 600
2,200,000 Freeport-McMoRan Inc. , 5.00%, 9/01/27  2,280
1,543,000 General Electric Co. , 6.75%, 3/15/32  2,028
1,825,000 Glencore Funding LLC 144A, 1.63%, 9/01/25 (a) 1,788
900,000 International Flavors & Fragrances Inc. 144A,
3.47%, 12/01/50 (a) 885
1,350,000 Klabin Austria GmbH 144A, 3.20%, 1/12/31 (a) 1,222
900,000 OCP SA 144A, 3.75%, 6/23/31 (a) 867
600,000 Raytheon Technologies Corp. , 4.63%, 11/16/48  720
24,516
Consumer Goods  (4%)
1,740,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
3/15/29 (a) 1,646
2,000,000 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide Inc. , 4.90%, 2/01/46  2,371
740,000 Anheuser-Busch InBev Worldwide Inc. , 8.00%,
11/15/39  1,153
904,000 Anheuser-Busch InBev Worldwide Inc. , 8.20%,
1/15/39  1,408
1,320,000 Coca-Cola Co. , 2.60%, 6/01/50  1,204
1,150,000 JDE Peet's NV 144A, 1.38%, 1/15/27 (a) 1,089
195,000 Land O' Lakes Inc. 144A, 6.00%, 11/15/22 (a) 200
2,600,000 Land O' Lakes Inc. 144A, 7.00% (a)(d) 2,766
2,215,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 2,033
1,850,000 NIKE Inc. , 3.38%, 3/27/50  1,951
15,821
Energy  (8%)
1,745,000 Canadian Natural Resources Ltd. , 6.25%,
3/15/38  2,205
1,000,000 Cenovus Energy Inc. , 6.75%, 11/15/39  1,307
1,600,000 Cenovus Energy Inc. , 6.80%, 9/15/37  2,095
1,135,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 1,136
1,825,000 Continental Resources Inc. 144A, 2.27%,
11/15/26 (a) 1,768
630,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 647
1,300,000 Devon Energy Corp. , 5.60%, 7/15/41  1,561
1,484,000 Devon Energy Corp. , 5.85%, 12/15/25  1,674
1,750,000 Eastern Gas Transmission & Storage Inc. 144A,
3.00%, 11/15/29 (a) 1,771
1,200,000 Enbridge Energy Partners LP , 7.38%, 10/15/45  1,762
1,200,000 Energy Transfer LP , 5.40%, 10/01/47  1,343
2,500,000 Energy Transfer LP , 5.50%, 6/01/27  2,802
1,000,000 Hess Corp. , 7.30%, 8/15/31  1,312
750,000 Kinder Morgan Energy Partners LP , 6.55%,
9/15/40  957
Principal
or Shares Security Description
Value
(000)
1,130,000 Lundin Energy Finance BV 144A, 3.10%,
7/15/31 (a) $ 1,105
1,525,000 MPLX LP , 5.20%, 12/01/47  1,755
2,000,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 2,033
410,000 Parsley Energy LLC/Parsley Finance Corp. 144A,
4.13%, 2/15/28 (a) 419
1,100,000 PDC Energy Inc. , 5.75%, 5/15/26  1,121
815,000 Southwestern Energy Co. , 4.75%, 2/01/32  815
1,700,000 Williams Cos. Inc. , 3.75%, 6/15/27  1,791
2,200,000 Williams Cos. Inc. , 8.75%, 3/15/32  3,166
34,545
Financial Services  (18%)
925,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.13%, 7/03/23  953
1,125,000 Air Lease Corp. , 2.30%, 2/01/25  1,122
410,000 Aircastle Ltd. , 4.13%, 5/01/24  424
1,795,000 Ally Financial Inc. , 3.88%, 5/21/24  1,866
1,851,000 American Express Co. , 8.15%, 3/19/38  2,833
1,690,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a) 1,681
1,950,000 Ares Capital Corp. , 3.25%, 7/15/25  1,987
1,000,000 Ares Capital Corp. , 3.50%, 2/10/23  1,020
2,000,000 Australia & New Zealand Banking Group Ltd.
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 1.700%), 2.57%,
11/25/35 (a)(b) 1,853
2,400,000 Banco Santander SA , 2.75%, 12/03/30  2,262
2,075,000 Blackstone Private Credit Fund 144A, 1.75%,
9/15/24 (a) 2,019
1,290,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  1,269
1,670,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 2.074%), 2.22%, 6/09/26 (a)
(b) 1,656
2,300,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 2.107%), 2.57%, 6/03/31 (b) 2,243
1,430,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (b) 1,446
2,500,000 Citigroup Inc. , 4.45%, 9/29/27  2,721
2,510,000 Credit Agricole SA 144A, (U.S. Secured
Overnight Financing Rate + 1.676%), 1.91%,
6/16/26 (a)(b) 2,478
3,000,000 Credit Suisse Group AG 144A, (U.S. Secured
Overnight Financing Rate + 2.044%), 2.19%,
6/05/26 (a)(b) 2,965
1,700,000 Credit Suisse Group AG 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.554%), 4.50% (a)(b)(d)(e) 1,575
950,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 1.131%), 1.45%, 4/01/25 (b) 935
3,775,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 3,885
2,180,000 FS KKR Capital Corp. , 4.75%, 5/15/22  2,197
1,700,000 Host Hotels & Resorts LP I, 3.50%, 9/15/30  1,691
2,800,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 2.387%), 2.85%, 6/04/31 (b) 2,747
1,050,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.38%, 2/01/29  1,000
1,820,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  1,873
1,150,000 Jane Street Group/JSG Finance Inc. 144A,
4.50%, 11/15/29 (a) 1,129
1,500,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.065%), 1.95%, 2/04/32 (b) 1,391

Principal
or Shares Security Description
Value
(000)
5,000,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 3.790%), 4.49%, 3/24/31 (b) $ 5,596
1,155,000 Low Income Investment Fund 2019, 3.71%,
7/01/29  1,221
2,835,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 2,709
1,600,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 1.069%), 1.34%,
1/12/27 (a)(b) 1,531
620,000 Mastercard Inc. , 3.85%, 3/26/50  698
1,025,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.020%), 1.93%, 4/28/32 (b) 944
1,700,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.200%), 2.51%, 10/20/32 (b) 1,643
2,020,000 MPT Operating Partnership LP/MPT Finance
Corp. , 5.00%, 10/15/27  2,077
1,100,000 Nomura Holdings Inc. , 2.68%, 7/16/30  1,068
2,205,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  2,244
1,300,000 PayPal Holdings Inc. , 3.25%, 6/01/50  1,296
2,000,000 Pershing Square Holdings Ltd. 144A, 5.50%,
7/15/22 (a) 2,027
2,765,000 Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer Inc. 144A, 4.00%, 10/15/33 (a) 2,592
1,662,000 Synovus Bank , (U.S. Secured Overnight
Financing Rate + 0.945%), 2.29%, 2/10/23 (b) 1,662
2,200,000 Westpac Banking Corp. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.750%), 2.67%, 11/15/35 (b) 2,076
80,605
Healthcare  (7%)
2,160,000 AbbVie Inc. , 2.95%, 11/21/26  2,223
920,000 AbbVie Inc. , 4.25%, 11/21/49  1,026
3,120,000 Amgen Inc. , 3.15%, 2/21/40  2,973
3,475,000 Baxter International Inc. 144A, 2.27%,
12/01/28 (a) 3,404
700,000 Bayer U.S. Finance II LLC 144A, 3.88%,
12/15/23 (a) 723
700,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (a) 730
1,625,000 Bristol-Myers Squibb Co. , 4.25%, 10/26/49  1,880
700,000 Cigna Corp. , 4.13%, 11/15/25  748
895,000 Cigna Corp. , 4.90%, 12/15/48  1,061
110,000 Dignity Health , 3.13%, 11/01/22  111
740,000 Dignity Health , 4.50%, 11/01/42  844
965,000 Gilead Sciences Inc. , 2.80%, 10/01/50  873
550,000 Jazz Securities DAC 144A, 4.38%, 1/15/29 (a) 544
1,300,000 Merck & Co. Inc. , 2.35%, 6/24/40  1,164
175,000 Northwell Healthcare Inc. , 6.15%, 11/01/43  244
955,000 PeaceHealth Obligated Group 2020, 1.38%,
11/15/25  935
1,200,000 Perrigo Finance Unlimited Co. , 3.90%, 6/15/30  1,156
1,620,000 Royalty Pharma PLC , 2.20%, 9/02/30  1,502
420,000 Teva Pharmaceutical Finance Netherlands III BV ,
4.10%, 10/01/46  340
1,825,000 Teva Pharmaceutical Finance Netherlands III BV ,
5.13%, 5/09/29  1,774
850,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.00%, 4/15/24  867
1,500,000 Teva Pharmaceutical Finance Netherlands III BV ,
7.13%, 1/31/25  1,567
2,175,000 Toledo Hospital , 6.02%, 11/15/48  2,590
Principal
or Shares Security Description
Value
(000)
1,820,000 Viatris Inc. , 4.00%, 6/22/50  $ 1,802
31,081
Household Products  (0%)
2,140,000 Procter & Gamble Co. , 2.30%, 2/01/32  2,137
Insurance  (4%)
1,400,000 First American Financial Corp. , 2.40%, 8/15/31  1,332
2,115,000 Jackson National Life Global Funding 144A,
2.65%, 6/21/24 (a) 2,161
725,000 Nationwide Financial Services Inc. 144A, 5.30%,
11/18/44 (a) 879
1,731,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 2,894
1,265,000 New York Life Insurance Co. 144A, 5.88%,
5/15/33 (a) 1,611
500,000 New York Life Insurance Co. 144A, 6.75%,
11/15/39 (a) 716
1,500,000 Nippon Life Insurance Co. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.600%), 2.90%, 9/16/51 (a)(b) 1,434
1,700,000 Ohio National Life Insurance Co. 144A, 6.88%,
6/15/42 (a) 2,145
450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) 751
550,000 Teachers Insurance & Annuity Association of
America 144A, 4.90%, 9/15/44 (a) 671
2,000,000 Teachers Insurance & Annuity Association of
America 144A, 6.85%, 12/16/39 (a) 2,871
17,465
Leisure  (1%)
1,150,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 1,121
900,000 International Game Technology PLC 144A,
4.13%, 4/15/26 (a) 904
500,000 Mattel Inc. 144A, 3.38%, 4/01/26 (a) 498
2,523
Media  (3%)
1,820,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 3.50%,
6/01/41  1,633
3,860,000 Comcast Corp. 144A, 2.89%, 11/01/51 (a) 3,504
766,000 Comcast Corp. , 6.50%, 11/15/35  1,055
1,760,000 Fox Corp. , 5.58%, 1/25/49  2,225
575,000 Gray Escrow II Inc. 144A, 5.38%, 11/15/31 (a) 568
925,000 Sirius XM Radio Inc. 144A, 4.00%, 7/15/28 (a) 896
1,450,000 Time Warner Cable LLC , 6.75%, 6/15/39  1,854
2,000,000 Walt Disney Co. , 2.75%, 9/01/49  1,799
475,000 Walt Disney Co. , 9.50%, 7/15/24  563
14,097
Real Estate  (4%)
70,000 Healthpeak Properties Inc. , 3.40%, 2/01/25  73
555,000 iStar Inc. , 4.75%, 10/01/24  563
1,900,000 iStar Inc. , 5.50%, 2/15/26  1,936
800,000 National Retail Properties Inc. , 3.90%, 6/15/24  837
1,125,000 Ontario Teachers' Cadillac Fairview Properties
Trust 144A, 2.50%, 10/15/31 (a) 1,095
1,050,000 Physicians Realty LP , 2.63%, 11/01/31  1,013
800,000 Realty Income Corp. , 4.60%, 2/06/24  842
900,000 SBA Communications Corp. , 3.13%, 2/01/29  840
1,200,000 Simon Property Group LP , 6.75%, 2/01/40  1,693
1,750,000 Starwood Property Trust Inc. 144A, 3.75%,
12/31/24 (a) 1,750

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
360,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  $ 389
2,750,000 Ventas Realty LP , 4.88%, 4/15/49  3,292
770,000 WEA Finance LLC 144A, 4.13%, 9/20/28 (a) 815
980,000 WEA Finance LLC 144A, 4.63%, 9/20/48 (a) 987
16,125
Retail  (2%)
1,250,000 Dick's Sporting Goods Inc. , 3.15%, 1/15/32  1,224
2,000,000 Home Depot Inc. , 4.50%, 12/06/48  2,433
1,880,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC 144A, 4.75%, 6/01/27 (a) 1,920
1,325,000 Lowe's Cos. Inc. , 5.13%, 4/15/50  1,681
1,425,000 Nordstrom Inc. , 4.25%, 8/01/31 (e) 1,320
1,940,000 Yum! Brands Inc. , 3.63%, 3/15/31  1,837
10,415
Service  (2%)
2,185,000 American University 2019, 3.67%, 4/01/49  2,408
1,925,000 Block Inc. 144A, 2.75%, 6/01/26 (a) 1,868
1,850,000 California Institute of Technology , 3.65%,
9/01/19  1,920
1,150,000 Ford Foundation 2020, 2.82%, 6/01/70  1,121
1,540,000 Georgetown University B, 4.32%, 4/01/49  1,844
1,180,000 President and Fellows of Harvard College ,
2.52%, 10/15/50  1,132
10,293
Technology  (6%)
1,305,000 Apple Inc. , 2.65%, 5/11/50  1,185
2,000,000 Apple Inc. , 4.65%, 2/23/46  2,465
2,575,000 Autodesk Inc. , 2.40%, 12/15/31  2,460
515,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (a) 489
1,774,000 Broadcom Inc. , 4.11%, 9/15/28  1,890
1,400,000 Dell International LLC/EMC Corp. , 4.90%,
10/01/26  1,538
207,000 Dell International LLC/EMC Corp. , 8.35%,
7/15/46  328
1,315,000 Microchip Technology Inc. , 2.67%, 9/01/23  1,334
1,370,000 Micron Technology Inc. , 3.48%, 11/01/51  1,293
2,800,000 Microsoft Corp. , 2.53%, 6/01/50  2,540
2,000,000 Oracle Corp. , 6.50%, 4/15/38  2,549
975,000 salesforce.com Inc. , 2.90%, 7/15/51  928
1,045,000 Seagate HDD Cayman , 3.13%, 7/15/29  971
2,100,000 Skyworks Solutions Inc. , 3.00%, 6/01/31  2,020
1,150,000 TSMC Arizona Corp. , 2.50%, 10/25/31  1,136
1,435,000 VMware Inc. , 2.20%, 8/15/31  1,341
1,490,000 Western Digital Corp. , 4.75%, 2/15/26  1,566
26,033
Telecommunications  (8%)
1,575,000 Alphabet Inc. , 2.05%, 8/15/50  1,299
1,750,000 Amazon.com Inc. , 3.10%, 5/12/51  1,734
3,359,000 AT&T Inc. , 3.50%, 9/15/53  3,198
3,800,000 AT&T Inc. , 3.65%, 9/15/59  3,606
1,600,000 Bell Telephone Co. of Canada or Bell Canada US-
6, 3.20%, 2/15/52  1,537
1,760,000 British Telecommunications PLC 144A, 4.25%,
11/08/49 (a) 1,816
1,100,000 Cogent Communications Group Inc. 144A,
3.50%, 5/01/26 (a) 1,080
1,500,000 Deutsche Telekom International Finance BV ,
8.75%, 6/15/30  2,119
1,800,000 Juniper Networks Inc. , 2.00%, 12/10/30  1,650
1,150,000 MercadoLibre Inc. , 2.38%, 1/14/26  1,080
1,325,000 NBN Co. Ltd. 144A, 1.63%, 1/08/27 (a) 1,274
Principal
or Shares Security Description
Value
(000)
2,475,000 Orange SA , 9.00%, 3/01/31  $ 3,664
1,100,000 TELUS Corp. , 4.60%, 11/16/48  1,307
1,500,000 T-Mobile USA Inc. , 3.88%, 4/15/30  1,574
1,217,000 Verizon Communications Inc. 144A, 2.36%,
3/15/32 (a) 1,157
1,000,000 Verizon Communications Inc. , 4.40%, 11/01/34  1,122
1,063,000 Verizon Communications Inc. , 4.75%, 11/01/41  1,244
280,000 Verizon Communications Inc. , 4.86%, 8/21/46  343
3,500,000 Verizon Communications Inc. , 5.25%, 3/16/37  4,339
2,000,000 Vodafone Group PLC , 5.25%, 5/30/48  2,411
37,554
Transportation  (1%)
1,364,294 American Airlines Class A Pass-Through Trust
2019-1, A, 3.50%, 2/15/32  1,287
1,424,010 American Airlines Pass-Through Trust 2019-1,
AA, 3.15%, 2/15/32  1,423
50,466 Continental Airlines Pass-Through Trust 2007-1,
B, 6.90%, 4/19/22  51
2,761
Utility  (2%)
1,050,000 Basin Electric Power Cooperative 144A, 4.75%,
4/26/47 (a) 1,205
244,000 Berkshire Hathaway Energy Co. , 6.13%, 4/01/36  321
660,000 KeySpan Gas East Corp. 144A, 5.82%,
4/01/41 (a) 826
1,780,000 National Fuel Gas Co. , 5.50%, 1/15/26  1,953
2,600,000 Pacific Gas and Electric Co. , 1.75%, 6/16/22  2,600
317,640 Solar Star Funding LLC 144A, 3.95%,
6/30/35 (a) 331
1,755,000 Southern California Edison Co. , (U.S. Secured
Overnight Financing Rate + 0.830%), 0.88%,
4/01/24 (b) 1,766
9,002
Total Corporate Bond (Cost - $410,839)
414,183
Foreign Government (0%
)
1,885,000 Corp. Financiera de Desarrollo SA 144A, 2.40%,
9/28/27 (a)
(Cost - $1,883) 1,810
Mortgage Backed (1%
)
2,000,000 BXMT Ltd. 2020-FL2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.064%), 2.11%, 2/15/38 (a)(b) 1,990
2,000,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
1.430%), 1.54%, 5/15/36 (a)(b) 1,998
377,426 Freddie Mac STACR REMIC Trust 2020-HQA3
144A, (1 mo. LIBOR USD + 3.600%), 3.71%,
7/25/50 (a)(b) 379
Total Mortgage Backed (Cost - $4,389)
4,367
Municipal (1%
)
1,200,000 Bay Area Toll Authority , 3.55%, 4/01/54  1,241
1,050,000 Michigan Finance Authority D, 5.02%, 11/01/43  1,323
1,170,000 University of California BG, 1.32%, 5/15/27  1,128
Total Municipal (Cost - $3,420)
3,692
Investment Company (1%
)
6,285,257 Payden Cash Reserves Money Market Fund *
(Cost - $6,285)
6,285
Total Investments (Cost - $441,104) (101%)
444,579
Liabilities in excess of Other Assets (-1%)
(2,743)
Net Assets (100%) $ 441,836

* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(c) Floating rate security. The rate shown reflects the rate in effect at January 31,
2022. The stated maturity is subject to prepayments.
(d) Perpetual security with no stated maturity date.
(e) All or a portion of these securities are on loan. At January 31, 2022, the total market value of the Fund’s securities on loan is $2,571 and the total market value of the collateral held by the Fund is $2,693. Amounts in 000s.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 84 Mar-22 $ 13,072 $ (183) $ (183)
U.S. Treasury 10-Year Note Future 173 Mar-22 22,139 (275) (275)
U.S. Treasury 2-Year Note Future 109 Mar-22 23,615 (190) (190)
U.S. Ultra Bond Future 1 Mar-22 189 (5) (5)
a a
(653)
Short Contracts:
U.S. 10-Year Ultra Future 209 Mar-22 (29,851) 213 213
a a
Total Futures
$(440)